Employee Future Benefits - Summary of Significant Actuarial Assumptions Applied to determine Accrued Benefit Obligations (Details)	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Pension Benefit Plans [Member]
Statement Line Items [Line Items]
Discount rate	0.60%	0.80%	1.10%	1.80%	1.10%
Pension Benefit Plans [Member] | Actuarial Assumptions [Member]
Statement Line Items [Line Items]
Discount rate	0.60%				1.10%
Pension benefits increase	0.50%				1.50%
Rate of compensation increase	2.00%				2.00%
Other Benefit Plans [Member] | Actuarial Assumptions [Member]
Statement Line Items [Line Items]
Discount rate	0.60%				1.90%
Pension benefits increase	0.50%				1.50%
Rate of compensation increase	2.00%				2.00%